CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS
Schedule of cash and cash equivalents and restricted cash and time deposits

	December 31,	December 31,
	2017	2018
Restricted cash	2,168,192	2,165,288

Cash and cash equivalents	27,835,866	19,130,652

	30,004,058	21,295,940

Schedule of cash and cash equivalents denominated in foreign currency

	December 31,	December 31,
	2017	2018
RMB	26,949,057	18,026,082
USD	3,045,228	3,256,625
HKD	7,029	8,321
EUR	56	371
AUD	2,688	2,552
IDR	—	1,989

	30,004,058	21,295,940